Other Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Ningbo Luxiang Logistics Co., LTD [Member]
Other Receivables [Line Items]
Other receivables	$ 1,640,236	$ 1,640,236
Ningbo Zhongjin International Logistics Co., LTD [Member]
Other Receivables [Line Items]
Other receivables	$ 1,248,126	$ 1,248,126